Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(8)	Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630

Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Cash and cash equivalents	49	—	—	49
Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,619	$30,626	$4,590	$98,835

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Equity indexed annuities	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)

Liabilities at fair value	$(21)	$(2,209)	$(1,911)	$(4,141)

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings[1]	In OCI	Purchases	Sales	Level 3	Level 3	2011
Assets
Investments:
Fixed maturity securities:
Corporate public securities	$114	$—	$4	$41	$(43)	$1	$—	$117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	—	—	—	—	—	(1)	8
Commercial mortgage-backed securities	2	—	—	—	—	—	—	2
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	18	5	—	16	(20)	3	(14)	8

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Equity indexed annuities	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$572	$10	$2	$584

Obligations of states and political subdivisions	—	1,377	—	1,377
Debt securities issued by foreign governments	123	—	—	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	—	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	—	1,184	2	1,186
Collateralized debt obligations	—	61	191	252
Other asset-backed securities	—	293	16	309

Total fixed maturity securities at fair value	$1,237	$23,702	$1,495	$26,434
Equity securities	10	32	—	42
Short-term investments	25	1,037	—	1,062
Trading securities	—	—	45	45

Total other investments at fair value	$35	$1,069	$45	$1,149

Investments at fair value	$1,272	$24,771	$1,540	$27,583

Cash and cash equivalents	337	—	—	337
Derivative assets	—	627	211	838
Separate account assets	12,325	50,745	1,805	64,875

Assets at fair value	$13,934	$76,143	$3,556	$93,633

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(168)	$(168)
Equity indexed annuities	—	—	(58)	(58)

Total future policy benefits and claims	$—	$—	$(226)	$(226)
Derivative liabilities	(18)	(524)	(4)	(546)

Liabilities at fair value	$(18)	$(524)	$(230)	$(772)

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of December 31,	Net gains (losses)		Activity	Transfers into	Transfers out of	Balance as of December 31,
(in millions)	2009	In earnings[1]	In OCI	in period	Level 3	Level 3	2010
Assets
Investments:
Fixed maturity securities:
Corporate public securities	$215	$1	$4	$(15)	$1	$(92)	$114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	—	1	—	—	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	—	191
Other fixed maturity securities	169	(9)	8	(11)	—	(139)	18

Total fixed maturity securities at fair value	$4,250	$(33)	$77	$(373)	$330	$(2,756)	$1,495
Other investments at fair value	56	10	—	(20)	—	(1)	45
Derivative assets	331	(91)	—	(29)	—	—	211
Separate account assets	1,628	177	—	—	—	—	1,805

Assets at fair value	$6,265	$63	$77	$(422)	$330	$(2,757)	$3,556

Liabilities
Future policy benefits and claims:
Living benefits	$(266)	$98	$—	$—	$—	$—	$(168)
Equity indexed annuities	(45)	(13)	—	—	—	—	(58)

Total future policy benefits and claims	$(311)	$85	$—	$—	$—	$—	$(226)
Derivative liabilities	(2)	(2)	—	—	—	—	(4)

Liabilities at fair value	$(313)	$83	$—	$—	$—	$—	$(230)

[1]

Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities. During 2010, market activity increased in these securities such that they are no longer considered inactive. As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31. The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value
Assets
Investments:
Mortgage loans held-for-investment	$5,748	$5,861	$6,125	$5,863
Policy loans	$1,008	$1,008	$1,088	$1,088

Liabilities
Investment contracts	$18,318	$17,992	$17,962	$17,618
Short-term debt	$777	$777	$300	$300
Long-term debt	$991	$1,081	$978	$1,039

Mortgage loans held-for-investment: The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.